Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	BASIC MATERIALS — 3.3%
4,110	Air Products and Chemicals, Inc.	$1,183,187
	COMMUNICATIONS — 13.3%
49,240	AT&T, Inc.	1,349,669
22,340	Cisco Systems, Inc.	1,520,907
26,200	Comcast Corp. - Class A	870,626
16,950	Corning, Inc.	1,071,918
		4,813,120
	CONSUMER, CYCLICAL — 3.4%
2,250	Home Depot, Inc.	826,897
13,300	LKQ Corp.	391,951
		1,218,848
	CONSUMER, NON-CYCLICAL — 27.3%
4,850	AbbVie, Inc.	916,747
24,790	Altria Group, Inc.	1,535,493
16,300	Bristol-Myers Squibb Co.	705,953
18,900	CVS Health Corp.	1,173,690
9,890	Gilead Sciences, Inc.	1,110,548
5,689	Johnson & Johnson	937,206
37,125	Kenvue, Inc.	795,960
8,600	Medtronic PLC[1]	776,064
11,750	Merck & Co., Inc.	917,910
7,400	PepsiCo, Inc.	1,020,608
		9,890,179
	ENERGY — 10.3%
8,805	Chevron Corp.	1,335,190
32,700	Enbridge, Inc.[1]	1,480,983
7,500	Phillips 66	926,850
		3,743,023
	FINANCIAL — 19.7%
1,190	Blackrock, Inc.	1,316,152
5,900	Capital One Financial Corp.	1,268,500
4,975	JPMorgan Chase & Co.	1,473,794
7,655	M&T Bank Corp.	1,444,498
12,510	Northern Trust Corp.	1,626,300
		7,129,244
	INDUSTRIAL — 10.8%
8,100	CRH PLC[1]	773,145
9,600	Emerson Electric Co.	1,396,896
1,965	Lockheed Martin Corp.	827,226

Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
10,665	United Parcel Service, Inc. - Class B	$918,896
		3,916,163
	TECHNOLOGY — 2.8%
15,310	Microchip Technology, Inc.	1,034,803
	UTILITIES — 6.1%
16,350	Evergy, Inc.	1,157,580
12,740	Sempra	1,040,603
		2,198,183
	Total Common Stocks
	(Cost $24,390,248)	35,126,750
	SHORT-TERM INVESTMENTS — 3.1%
1,127,565	Fidelity Investments Money Market Treasury Portfolio- Institutional, 4.139%[2]	1,127,565
	Total Short-Term Investments
	(Cost $1,127,565)	1,127,565
	TOTAL INVESTMENTS — 100.1%
	(Cost $25,517,813)	36,254,315
	Liabilities in Excess of Other Assets — (0.1)%	(20,934)
	TOTAL NET ASSETS — 100.0%	$36,233,381

PLC – Public Limited Company

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.